BASIS OF PREPARATION (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss	$ (1,381,764)	$ (45,418)	$ 164,001	$ (1,350,597)	$ 682,360	$ 636,942	$ 612,748
Increase in net income						$ 424	$ 28,567